CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT ) - USD ($) $ in Thousands	Redeemable convertible preferred stock issued in May 2023 Series B-2 And B-2A Redeemable Convertible Preferred Stock	Redeemable convertible preferred stock issued in October 2023 Series B-2 And B-2A Redeemable Convertible Preferred Stock	Redeemable convertible preferred stock issued in March 2024 Series C redeemable convertible preferred stock	Redeemable convertible preferred stock issued in May 2024 Series C redeemable convertible preferred stock	IPO Common Stock Voting common stock	IPO Additional Paid-in Capital Voting common stock	IPO Voting common stock	Private Placement Common Stock Voting common stock	Private Placement Additional Paid-in Capital Voting common stock	Private Placement Voting common stock	Common Stock	Additional Paid-in Capital	Accumulate Other Comprehensive Income (Loss)	Accumulated Deficit	Series B-2A redeemable convertible preferred stock	Voting common stock	Total
Redeemable Convertible Preferred Stock, Beginning balance at Dec. 31, 2022																	$ 285,473
Redeemable Convertible Preferred Stock, Beginning balance (in shares) at Dec. 31, 2022																	67,960,088
Redeemable convertible preferred stock
Issuance of redeemable convertible preferred stock for cash, net of derivative liability and offering cost	$ 57,679	$ 32,218
Issuance of redeemable convertible preferred stock for cash, net of derivative liability and offering cost (in shares)	12,000,000	6,000,000
Redeemable Convertible Preferred Stock, Ending balance at Dec. 31, 2023															$ 8,928		$ 375,370
Redeemable Convertible Preferred Stock, Ending balance (in shares) at Dec. 31, 2023																	85,960,088
Beginning balance at Dec. 31, 2022											$ 1	$ 14,209	$ (127)	$ (209,325)			$ (195,242)
Beginning balance (in shares) at Dec. 31, 2022											2,642,334
Stockholders' deficit
Issuance of common stock upon exercise of stock options and early exercised stock options												277					277
Issuance of common stock upon exercise of stock options and early exercised stock options (in shares)											48,442
Vesting of early exercised stock options												1,921					1,921
Vesting of restricted shares of common stock												23					23
Repurchase of unvested shares of restricted common stock (in shares)											(14,797)
Stock-based compensation expense												8,625					8,625
Other comprehensive income (loss), net													129				129
Net loss														(154,993)			(154,993)
Ending balance at Dec. 31, 2023											$ 1	25,055	2	(364,318)			(339,260)
Ending balance (in shares) at Dec. 31, 2023											2,675,979					2,675,979
Redeemable convertible preferred stock
Conversion and redesignation of redeemable convertible preferred stock into 28,855,656 shares of voting common stock and 7,184,908 shares of non-voting common stock in connection with initial public offering																	$ (639,237)
Conversion and redesignation of redeemable convertible preferred stock into 28,855,656 shares of voting common stock and 7,184,908 shares of non-voting common stock in connection with initial public offering (in shares)																	(168,489,871)
Issuance of redeemable convertible preferred stock for cash, net of derivative liability and offering cost			$ 120,205	$ 143,662
Issuance of redeemable convertible preferred stock for cash, net of derivative liability and offering cost (in shares)			41,264,891	41,264,892
Redeemable Convertible Preferred Stock, Ending balance (in shares) at Dec. 31, 2024																	0
Stockholders' deficit
Issuance of voting common stock					$ 1	$ 193,315	$ 193,316		$ 40,000	$ 40,000
Issuance of voting common stock (in shares)					13,125,000			2,500,000
Conversion and redesignation of redeemable convertible preferred stock into 28,855,656 shares of voting common stock and 7,184,908 shares of non-voting common stock in connection with initial public offering											$ 3	639,234					$ 639,237
Conversion and redesignation of redeemable convertible preferred stock into 28,855,656 shares of voting common stock and 7,184,908 shares of non-voting common stock in connection with initial public offering (in shares)											36,040,564
Issuance of common stock upon exercise of stock options and early exercised stock options												375					$ 375
Issuance of common stock upon exercise of stock options and early exercised stock options (in shares)											72,201						72,201
Vesting of early exercised stock options												1,154					$ 1,154
Vesting of restricted shares of common stock												20					20
Repurchase of unvested shares of restricted common stock (in shares)											(6,417)
Stock-based compensation expense												19,457					19,457
Other comprehensive income (loss), net													38				38
Net loss														(294,233)			(294,233)
Ending balance at Dec. 31, 2024											$ 5	$ 918,610	$ 40	$ (658,551)			$ 260,104
Ending balance (in shares) at Dec. 31, 2024											54,407,327					47,222,419